Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

June 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Industrials – 22.2%
Aerospace & Defense – 3.2%
Babcock International Group PLC	773,664	$12,185,145
Bombardier, Inc. - Class B(a)	37,675	3,282,366
Chemring Group PLC	468,234	3,633,470
LIG Nex1 Co., Ltd.	24,087	9,626,139
Saab AB - Class B	148,703	8,314,468

		37,041,588

Air Freight & Logistics – 0.8%
Hamakyorex Co., Ltd.	268,200	2,521,992
Logista Integral SA	213,071	6,977,442

		9,499,434

Building Products – 0.2%
Inwido AB	125,003	2,783,738

Commercial Services & Supplies – 1.3%
Binjiang Service Group Co., Ltd. - Class H(b)	618,500	1,859,451
Elis SA	282,491	8,105,091
Loomis AB	57,560	2,419,940
Mitie Group PLC	1,478,319	2,869,573

		15,254,055

Construction & Engineering – 2.6%
Balfour Beatty PLC	1,999,343	14,344,850
Kalpataru Projects International Ltd.	214,207	3,038,469
Koninklijke Heijmans N.V	52,150	3,377,989
Morgan Sindall Group PLC	46,370	2,913,232
United Integrated Services Co., Ltd.	150,000	3,201,104
Ventia Services Group Pty Ltd.	1,007,176	3,435,104

		30,310,748

Electrical Equipment – 2.0%
Hyosung Heavy Industries Corp.	18,726	12,332,992
Nexans SA	83,206	10,888,267

		23,221,259

Ground Transportation – 1.6%
Dubai Taxi Co. PJSC	2,822,288	1,921,178
Keisei Electric Railway Co., Ltd.	776,300	7,258,347
Maruzen Showa Unyu Co., Ltd.	56,500	2,748,261
Nikkon Holdings Co., Ltd.	127,700	2,840,083
Sakai Moving Service Co., Ltd.	117,900	2,172,657
Seino Holdings Co., Ltd.	143,600	2,206,210

		19,146,736

Industrial Conglomerates – 0.9%
Bidvest Group Ltd.	641,735	8,464,758
Reunert Ltd.	497,802	1,615,584

		10,080,342

Machinery – 6.1%
ANDRITZ AG	43,310	3,225,633
DMG Mori Co., Ltd.	268,400	6,175,955

Company	Shares	U.S. $ Value

Duerr AG	89,970	$2,400,063
Ebara Corp.	174,100	3,338,831
ESAB India Ltd.	31,152	1,875,359
HD Hyundai Construction Equipment Co., Ltd.	115,303	6,478,635
Hyundai Elevator Co., Ltd.	129,240	8,217,603
Hyundai Rotem Co., Ltd.	66,119	9,594,908
Kalmar Oyj - Class B	66,900	2,845,854
Kawasaki Heavy Industries Ltd.	145,600	11,007,008
KION Group AG	114,589	6,400,688
Krones AG	17,577	2,901,486
Shibaura Machine Co., Ltd.	82,400	1,816,830
Tocalo Co., Ltd.	202,100	2,662,900
Tsubakimoto Chain Co.	185,500	2,309,631

		71,251,384

Marine Transportation – 0.3%
Hoegh Autoliners ASA	172,061	1,524,234
Wallenius Wilhelmsen ASA	175,781	1,445,248

		2,969,482

Passenger Airlines – 0.9%
JET2 PLC	411,807	10,444,033

Professional Services – 1.0%
en Japan, Inc.	38,700	446,185
JAC Recruitment Co., Ltd.	406,500	2,852,850
MEITEC Group Holdings, Inc.	118,500	2,611,452
NICE Information Service Co., Ltd.	247,200	2,988,041
Persol Holdings Co., Ltd.	1,333,600	2,602,780

		11,501,308

Transportation Infrastructure – 1.3%
Grupo Aeroportuario del Centro Norte SAB de CV	1,015,817	13,360,528
Gujarat Pipavav Port Ltd.	873,632	1,648,026

		15,008,554

		258,512,661

Financials – 15.7%
Banks – 7.6%
Alpha Bank SA	3,190,876	11,238,497
AU Small Finance Bank Ltd.(b)	709,557	6,785,223
Banco de Sabadell SA	2,329,076	7,414,731
Banco del Bajio SA(b)	989,650	2,389,147
Bank of Ireland Group PLC	740,106	10,546,603
BAWAG Group AG(a) (b)	138,517	17,713,746
BNK Financial Group, Inc.	348,397	3,206,719
Dah Sing Banking Group Ltd. - Class H	1,965,600	2,278,988
Dah Sing Financial Holdings Ltd. - Class H	589,200	2,234,774
Juroku Financial Group, Inc.	75,700	2,541,290
Mebuki Financial Group, Inc.	2,710,100	14,141,916
Seven Bank Ltd.	525,000	958,267
Shizuoka Financial Group, Inc.	233,300	2,714,464
SpareBank 1 Nord Norge	38,521	561,998
Sydbank AS	38,046	2,822,001
Tokyo Kiraboshi Financial Group, Inc.	20,600	867,382

		88,415,746

Company	Shares	U.S. $ Value

Capital Markets – 2.5%
AJ Bell PLC	253,970	$1,789,236
Alpha Group International PLC(b)	76,313	3,347,176
Anima Holding SpA(b)	319,147	2,280,526
Motilal Oswal Financial Services Ltd.	824,443	8,389,252
Polar Capital Holdings PLC	303,247	1,977,661
Samsung Securities Co., Ltd.	87,600	4,764,406
Sdiptech AB - Class B(a)	65,731	1,481,956
Tel Aviv Stock Exchange Ltd.	130,517	2,525,971
XPS Pensions Group PLC(b)	487,175	2,564,543

		29,120,727

Consumer Finance – 1.2%
Credit Saison Co., Ltd.	349,800	9,437,659
FinVolution Group (ADR)	228,750	2,168,550
Jaccs Co., Ltd.	64,000	1,779,369

		13,385,578

Financial Services – 2.4%
BFF Bank SpA(a) (b)	204,865	2,249,187
Genertec Universal Medical Group Co., Ltd. - Class H(b)	3,259,500	2,329,383
L&T Finance Ltd.	3,480,066	8,374,323
OSB Group PLC	1,385,465	9,954,114
Rosebank Industries PLC(a)	1,107,113	5,121,934

		28,028,941

Insurance – 2.0%
Beazley PLC	252,484	3,241,897
Coface SA	138,106	2,651,275
Hiscox Ltd.	485,452	8,379,186
Lifenet Insurance Co.(a)	240,300	3,796,748
Protector Forsikring ASA	70,036	2,981,249
Santam Ltd.	101,420	2,451,897

		23,502,252

		182,453,244

Information Technology – 13.1%
Communications Equipment – 0.5%
Arcadyan Technology Corp.(a)	181,000	1,242,889
Ituran Location & Control Ltd.	69,223	2,681,007
VTech Holdings Ltd. - Class H	254,800	1,850,856

		5,774,752

Electronic Equipment, Instruments & Components – 3.1%
Barco NV	68,360	1,001,752
BOE Varitronix Ltd. - Class H	1,352,000	1,139,852
Canon Marketing Japan, Inc.	25,900	948,963
DataTec Ltd.	556,639	2,056,109
E Ink Holdings, Inc.	1,307,000	9,892,466
Elite Material Co., Ltd.	323,000	9,767,088
Kaga Electronics Co., Ltd.	97,700	1,853,395
Lotes Co., Ltd.	147,000	6,806,620
Mycronic AB	117,480	2,509,715

		35,975,960

Company	Shares	U.S. $ Value

IT Services – 3.7%
BIPROGY, Inc.	261,400	$10,929,514
Cyient Ltd.	334,614	5,033,812
Digital Garage, Inc.	335,000	10,970,526
Future Corp.	185,800	2,763,158
Indra Sistemas SA	81,300	3,527,310
Mastek Ltd.	175,389	4,988,652
NSD Co., Ltd.	46,600	1,153,922
One Software Technologies Ltd.	111,913	2,886,935
Sonata Software Ltd.	222,408	1,062,299

		43,316,128

Semiconductors & Semiconductor Equipment – 4.3%
Elan Microelectronics Corp.	373,000	1,552,168
Faraday Technology Corp.	217,497	1,384,090
HPSP Co., Ltd.	265,768	5,440,343
King Yuan Electronics Co., Ltd.	1,439,000	5,023,695
Melexis NV	36,087	3,076,057
Nanya Technology Corp.(a)	2,990,000	5,240,109
Rorze Corp.	551,600	7,841,312
Sanken Electric Co., Ltd.(a)	157,700	8,824,721
Sitronix Technology Corp.	84,000	581,838
Tokyo Seimitsu Co., Ltd.	122,800	8,159,580
Tri Chemical Laboratories, Inc.	109,200	2,514,071

		49,637,984

Software – 1.0%
Atoss Software SE	9,645	1,603,630
Birlasoft Ltd.	119,376	605,265
Systena Corp.	937,000	2,654,012
Technology One Ltd.	134,758	3,632,490
Truecaller AB - Class B	157,399	1,115,784
WingArc1st, Inc.	69,800	1,995,361

		11,606,542

Technology Hardware, Storage & Peripherals – 0.5%
Chicony Electronics Co., Ltd.	371,000	1,649,984
Toshiba TEC Corp.	96,800	1,973,138
Wacom Co., Ltd.	479,700	2,276,925

		5,900,047

		152,211,413

Consumer Discretionary – 11.4%
Automobile Components – 2.0%
Amotiv Ltd.	389,845	2,055,795
Banco Products India Ltd.(a)	164,929	1,246,437
Mahle Metal Leve SA	388,900	2,162,425
Niterra Co., Ltd.	84,000	2,792,858
PWR Holdings Ltd.	300,167	1,370,066
SAF-Holland SE	104,695	2,111,539
Schaeffler AG	340,771	1,827,742
Toyo Tire Corp.	349,900	7,411,218
Toyota Boshoku Corp.	179,200	2,442,996

		23,421,076

Company	Shares	U.S. $ Value

Automobiles – 0.3%
Piaggio & C SpA	1,631,894	$3,615,231

Diversified Consumer Services – 0.2%
ME GROUP INTERNATIONAL PLC	870,089	2,742,817

Hotels, Restaurants & Leisure – 1.3%
Atour Lifestyle Holdings Ltd. (ADR)	67,935	2,208,567
Betsson AB - Class B	147,659	3,126,380
Domino’s Pizza Group PLC	453,313	1,601,646
Jollibee Foods Corp.	1,625,930	6,236,556
Jumbo Interactive Ltd.	219,868	1,417,794

		14,590,943

Household Durables – 1.4%
Bellway PLC	198,698	7,871,407
Casio Computer Co., Ltd.	754,100	5,755,753
Cury Construtora e Incorporadora SA	511,000	2,776,448

		16,403,608

Leisure Products – 2.7%
BRP, Inc.	108,378	5,260,720
Sankyo Co., Ltd.	174,200	3,224,228
Sega Sammy Holdings, Inc.	515,000	12,327,082
Technogym SpA(b)	201,105	2,881,419
Tsuburaya Fields Holdings, Inc.	525,400	7,560,471

		31,253,920

Specialty Retail – 1.0%
ABC-Mart, Inc.	346,400	7,116,380
Lovisa Holdings Ltd.	71,620	1,493,191
Pet Valu Holdings Ltd.	110,209	2,673,180

		11,282,751

Textiles, Apparel & Luxury Goods – 2.5%
Arvind Ltd.	1,692,845	6,981,272
Burberry Group PLC(a)	428,233	6,955,873
JNBY Design Ltd. - Class H(b)	1,158,000	2,557,317
Li Ning Co., Ltd. - Class H	2,137,000	4,631,229
Makalot Industrial Co., Ltd.	201,140	1,627,248
Marimekko Oyj	129,463	1,887,963
Mavi Giyim Sanayi Ve Ticaret AS - Class B(b)	1,046,282	1,010,903
Yue Yuen Industrial Holdings Ltd. - Class H	2,412,000	3,700,216

		29,352,021

		132,662,367

Materials – 8.2%
Chemicals – 3.1%
Castrol India Ltd.	888,568	2,298,935
FUCHS SE (Preference Shares)	41,601	2,299,186
Fufeng Group Ltd. - Class H	2,851,000	2,505,647
Gulf Oil Lubricants India Ltd.	120,343	1,774,246
Kuraray Co., Ltd.	656,700	8,350,786
Omnia Holdings Ltd.	512,487	2,301,062

Company	Shares	U.S. $ Value

TKG Huchems Co., Ltd.	149,759	$1,861,796
Tosoh Corp.	440,700	6,449,067
Zeon Corp.	774,700	7,865,376

		35,706,101

Construction Materials – 0.4%
Shinagawa Refractories Co., Ltd.	167,600	1,928,396
Vicat SACA	40,410	2,799,766

		4,728,162

Containers & Packaging – 0.5%
EPL Ltd.	2,234,899	6,349,798

Metals & Mining – 3.9%
APERAM SA	175,049	5,668,921
Capstone Copper Corp.(a)	1,117,415	6,859,989
Centerra Gold, Inc.	324,286	2,336,145
Endeavour Mining PLC	181,121	5,584,924
Gold Road Resources Ltd.	581,638	1,263,553
Labrador Iron Ore Royalty Corp.	337,194	7,027,403
Lundin Gold, Inc.	34,350	1,813,670
Lundin Mining Corp.	830,623	8,734,732
Pan African Resources PLC	963,918	605,328
Perenti Ltd.	2,474,313	2,643,042
SSAB AB - Class B	396,581	2,347,443

		44,885,150

Paper & Forest Products – 0.3%
Interfor Corp.(a)	390,424	3,595,313

		95,264,524

Health Care – 5.8%
Biotechnology – 1.9%
3SBio, Inc. - Class H(a) (b)	1,399,500	4,230,914
BioGaia AB - Class B	207,151	2,328,409
Hugel, Inc.(a)	35,390	10,138,814
PeptiDream, Inc.(a)	147,900	1,686,767
Takara Bio, Inc.	313,900	1,750,290
Telix Pharmaceuticals Ltd.(a)	148,720	2,388,824

		22,524,018

Health Care Equipment & Supplies – 1.1%
Chularat Hospital PCL - Class F	19,549,900	914,088
ConvaTec Group PLC(b)	2,460,841	9,747,500
Japan Lifeline Co., Ltd.	219,900	2,278,034

		12,939,622

Health Care Providers & Services – 0.2%
Odontoprev SA	1,066,380	2,300,339

Life Sciences Tools & Services – 0.1%
Chemometec A/S	8,572	791,164

Pharmaceuticals – 2.5%
Ajanta Pharma Ltd.	63,528	1,908,128
Chong Kun Dang Pharmaceutical Corp.	26,884	1,647,233
Consun Pharmaceutical Group Ltd. - Class H	2,173,000	3,137,784

Company	Shares	U.S. $ Value

H Lundbeck A/S	382,224	$2,195,727
Hikma Pharmaceuticals PLC	284,021	7,750,652
Hypera SA	965,000	4,829,352
Mega Lifesciences PCL	2,049,000	1,623,001
Procter & Gamble Health Ltd.	34,872	2,394,197
Sanofi India Ltd.	21,669	1,607,993
United Laboratories International Holdings Ltd. (The) - Class H	1,254,000	2,404,175

		29,498,242

		68,053,385

Energy – 5.5%
Energy Equipment & Services – 1.5%
Aker Solutions ASA	675,912	2,332,644
CES Energy Solutions Corp.	212,373	1,033,988
Dayang Enterprise Holdings Bhd	3,926,900	1,715,533
Saipem SpA	2,075,820	5,674,876
Trican Well Service Ltd.	659,433	2,183,986
Vallourec SACA	279,901	5,163,117

		18,104,144

Oil, Gas & Consumable Fuels – 4.0%
Baytex Energy Corp.	2,425,910	4,346,775
Beach Energy Ltd.	7,700,487	6,681,114
BW LPG Ltd.(b)	206,206	2,426,395
Etablissements Maurel et Prom SA	198,169	1,122,477
Great Eastern Shipping Co., Ltd. (The) - Class F	477,253	5,452,309
Hafnia Ltd.	325,062	1,636,054
Headwater Exploration, Inc.	444,554	2,197,062
Oil India Ltd.	1,418,200	7,194,111
Oil Refineries Ltd.	3,674,919	991,893
Paladin Energy Ltd.(a)	1,133,286	6,041,882
Petroreconcavo SA	807,300	2,129,283
San-Ai Obbli Co., Ltd.	84,300	1,060,675
Secure Waste Infrastructure Corp.	199,328	2,279,080
Serica Energy PLC	861,236	1,877,079
Thungela Resources Ltd.	149,751	717,154

		46,153,343

		64,257,487

Real Estate – 5.1%
Diversified REITs – 0.4%
British Land Co. PLC (The)	411,264	2,134,524
Sekisui House Reit, Inc.	4,330	2,283,536

		4,418,060

Health Care REITs – 1.4%
Aedifica SA	43,382	3,385,069
Assura PLC	12,494,616	8,610,490
Cofinimmo SA	39,030	3,569,278

		15,564,837

Office REITs – 0.6%
AREIT, Inc.	3,598,100	2,618,890
Brookfield India Real Estate Trust(b)	669,450	2,458,362
CLS Holdings PLC	2,009,933	1,934,013

		7,011,265

Company	Shares	U.S. $ Value

Real Estate Management & Development – 1.6%
Deyaar Development PJSC	8,022,926	$2,165,622
Kerry Properties Ltd. - Class H	911,500	2,359,334
Starts Corp., Inc.	81,500	2,576,378
TAG Immobilien AG	535,724	9,553,666
Tokyu Fudosan Holdings Corp.	324,800	2,321,092

		18,976,092

Residential REITs – 0.2%
Morguard North American Residential Real Estate Investment Trust	183,243	2,457,145

Retail REITs – 0.9%
Charter Hall Retail REIT	2,438,356	6,164,112
Hamborner REIT AG	308,948	2,170,807
Sasseur Real Estate Investment Trust(b)	4,411,300	2,223,496

		10,558,415

		58,985,814

Communication Services – 4.9%
Diversified Telecommunication Services – 0.4%
Gamma Communications PLC	118,657	1,853,512
NOS SGPS SA	465,130	2,123,009

		3,976,521

Entertainment – 2.0%
GungHo Online Entertainment, Inc.	357,600	6,844,128
International Games System Co., Ltd.	379,400	11,137,571
NetDragon Websoft Holdings Ltd. - Class H	1,829,500	2,508,621
Soft-World International Corp.	295,000	1,055,138
Tips Music Ltd.	232,031	1,821,117

		23,366,575

Interactive Media & Services – 0.7%
Meitu, Inc. - Class H(a) (b)	2,822,000	3,257,234
Rightmove PLC	303,526	3,285,188
SOOP Co., Ltd.	23,333	1,573,070

		8,115,492

Media – 1.8%
4imprint Group PLC	46,815	2,350,033
Criteo SA (Sponsored ADR)(a)	217,993	5,223,112
Kadokawa Corp.	238,800	6,624,669
Stroeer SE & Co. KGaA	120,157	7,213,089

		21,410,903

		56,869,491

Consumer Staples – 4.6%
Beverages – 2.0%
Carlsberg Brewery Malaysia Bhd - Class B	472,100	2,161,760
Coca-Cola Bottlers Japan Holdings, Inc.	412,800	6,665,535
Heineken Malaysia Bhd	344,800	2,063,641

Company	Shares	U.S. $ Value

Royal Unibrew A/S	118,870	$9,712,291
Takara Holdings, Inc.	275,300	2,288,731

		22,891,958

Consumer Staples Distribution & Retail – 0.3%
Life Corp.	155,000	2,377,368
Migros Ticaret AS	145,179	1,804,643

		4,182,011

Food Products – 0.9%
AVI Ltd.	461,666	2,454,656
Heritage Foods Ltd.	94,034	546,231
Nichirei Corp.	548,200	7,170,395

		10,171,282

Personal Care Products – 1.4%
APR Corp./Korea(a)	92,370	10,540,694
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	53,839,500	1,638,272
Oddity Tech Ltd. - Class A(a)	49,699	3,750,784

		15,929,750

		53,175,001

Utilities – 2.4%
Electric Utilities – 0.0%
Enerjisa Enerji AS(b)	289,859	425,975

Gas Utilities – 0.6%
Nippon Gas Co., Ltd.	366,800	6,754,970

Independent Power and Renewable Electricity Producers – 0.9%
Capital Power Corp.	257,851	10,376,527

Multi-Utilities – 0.8%
Sembcorp Industries Ltd.	1,827,600	9,845,444

Water Utilities – 0.1%
Cia de Saneamento de Minas Gerais Copasa MG	152,700	786,111

		28,189,027

Total Common Stocks (cost $885,753,339)		1,150,634,414

RIGHTS – 0.1%
Industrials – 0.1%
Aerospace & Defense – 0.1%
Hanwha Aerospace Co., Ltd.(a)	1,260	252,542

Financials – 0.0%
Financial Services – 0.0%
Rosebank Industries PLC(a) (c) (d)	123,012	62,475

Total Rights (cost $0)		315,017

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(e) (f) (g) (cost $18,890,458)	18,890,458	$18,890,458

Total Investments – 100.6% (cost $904,643,797)(h)		1,169,839,889
Other assets less liabilities – (0.6)%		(6,442,767)

Net Assets – 100.0%		$1,163,397,122

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	33,956	CHF	27,718	07/09/2025	$1,007,886
Bank of America NA	USD	3,589	EUR	3,157	07/09/2025	131,576
Bank of America NA	GBP	2,235	USD	3,026	07/16/2025	(42,035)
Bank of America NA	KRW	6,945,174	USD	5,040	07/17/2025	(97,040)
Bank of America NA	USD	4,025	KRW	5,595,844	07/17/2025	114,669
Bank of America NA	USD	2,813	ZAR	50,877	08/07/2025	52,827
Bank of America NA	USD	3,115	ILS	10,565	08/14/2025	22,969
Bank of America NA	USD	3,189	TWD	94,074	08/22/2025	83,127
Barclays Capital, Inc.	GBP	5,078	USD	6,870	07/16/2025	(100,729)
Barclays Capital, Inc.	KRW	4,517,187	USD	3,310	07/17/2025	(31,503)
Barclays Capital, Inc.	USD	11,747	ILS	41,045	08/14/2025	442,893
Barclays Capital, Inc.	USD	7,453	INR	641,227	08/14/2025	14,764
BNP Paribas SA	MXN	181,231	USD	9,467	08/22/2025	(139,644)
BNP Paribas SA	USD	2,838	TWD	83,787	08/22/2025	76,269
Citibank NA	GBP	26,194	USD	34,834	07/16/2025	(1,123,250)
Citibank NA	KRW	38,575,472	USD	27,090	07/17/2025	(1,445,125)
Citibank NA	PHP	372,397	USD	6,556	07/29/2025	(52,529)
Citibank NA	AUD	6,025	USD	3,941	08/21/2025	(28,293)
Citibank NA	USD	2,762	TWD	82,309	08/22/2025	100,913
Citibank NA	JPY	547,267	USD	3,814	08/27/2025	(9,971)
Citibank NA	USD	3,963	SEK	37,626	09/04/2025	30,310
Deutsche Bank AG	EUR	2,736	USD	3,177	07/09/2025	(47,328)
Deutsche Bank AG	USD	3,275	EUR	2,840	07/09/2025	71,777
Goldman Sachs Bank USA	KRW	4,316,066	USD	3,154	07/17/2025	(38,191)
Goldman Sachs Bank USA	USD	2,768	NZD	4,566	08/21/2025	19,394
Goldman Sachs Bank USA	USD	2,680	MYR	11,280	09/17/2025	3,890
HSBC Bank USA	KRW	3,913,805	USD	2,885	07/17/2025	(9,662)
HSBC Bank USA	USD	4,831	CNH	34,576	08/07/2025	12,448
HSBC Bank USA	INR	250,984	USD	2,892	08/14/2025	(30,756)
HSBC Bank USA	USD	3,587	CAD	4,906	08/28/2025	25,745
Morgan Stanley Capital Services, Inc.	EUR	44,361	USD	50,599	07/09/2025	(1,680,204)
Morgan Stanley Capital Services, Inc.	USD	5,973	EUR	5,209	07/09/2025	165,971
Morgan Stanley Capital Services, Inc.	GBP	2,132	USD	2,923	07/16/2025	(4,010)
Morgan Stanley Capital Services, Inc.	USD	9,745	GBP	7,199	07/16/2025	137,158
Morgan Stanley Capital Services, Inc.	USD	2,368	TRY	96,187	07/17/2025	18,154
Morgan Stanley Capital Services, Inc.	ZAR	162,480	USD	9,032	08/07/2025	(121,279)
Morgan Stanley Capital Services, Inc.	USD	3,145	INR	269,602	08/14/2025	(5,031)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	39,187	AUD	59,930	08/21/2025	$294,915
Morgan Stanley Capital Services, Inc.	JPY	2,325,507	USD	15,948	08/27/2025	(302,379)
Morgan Stanley Capital Services, Inc.	USD	10,153	SEK	96,012	09/04/2025	38,040
Standard Chartered Bank	USD	3,236	EUR	2,864	07/09/2025	139,431
Standard Chartered Bank	KRW	10,094,777	USD	7,276	07/17/2025	(191,749)
Standard Chartered Bank	USD	11,123	KRW	15,085,352	07/17/2025	35,383
State Street Bank & Trust Co.	KRW	7,346,879	USD	5,282	07/17/2025	(152,195)
State Street Bank & Trust Co.	USD	6,749	INR	580,133	08/14/2025	7,026
UBS	USD	4,468	EUR	3,921	07/09/2025	152,407
UBS	INR	308,668	USD	3,594	08/14/2025	(1,009)
UBS	TWD	166,096	USD	5,641	08/22/2025	(136,260)
UBS	USD	12,044	CAD	16,258	08/28/2025	(70,792)
UBS	USD	3,858	NOK	39,091	09/04/2025	21,373

						$(2,639,649)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $72,737,897 or 6.3% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $313,596,668 and gross unrealized depreciation of investments was $(51,040,225), resulting in net unrealized appreciation of $262,556,443.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

SEK – Swedish Krona

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2025 (unaudited)

24.2%	Japan
12.1%	United Kingdom
7.6%	South Korea
7.2%	India
5.1%	Taiwan
4.5%	Canada
3.3%	Australia
3.3%	Germany
3.3%	China
3.1%	France
2.3%	Sweden
1.8%	Austria
1.8%	South Africa
18.8%	Other
1.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following: Belgium, Brazil, Chile, Denmark, Finland, Greece, Hong Kong, Indonesia, Ireland, Israel, Italy, Jersey, Luxembourg, Malaysia, Mexico, Netherlands, Norway, Philippines, Portugal, Singapore, Spain, Thailand, Turkey, United Arab Emirates and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$35,865,723	$222,646,938	$—	$258,512,661
Financials	20,812,634	161,640,610	—	182,453,244
Information Technology	2,681,007	149,530,406	—	152,211,413

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Discretionary	$20,398,691	$112,263,676		$—	$132,662,367
Materials	36,557,504	58,707,020		—	95,264,524
Health Care	11,131,881	56,921,504		—	68,053,385
Energy	14,170,174	50,087,313		—	64,257,487
Real Estate	7,010,048	51,975,766		—	58,985,814
Communication Services	7,076,624	49,792,867		—	56,869,491
Consumer Staples	20,143,132	33,031,869		—	53,175,001
Utilities	11,162,638	17,026,389		—	28,189,027
Rights	252,542	—		62,475	315,017
Short-Term Investments	18,890,458	—		—	18,890,458

Total Investments in Securities	206,153,056	963,624,358	(a)	62,475	1,169,839,889
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,221,315		—	3,221,315
Liabilities:
Forward Currency Exchange Contracts	—	(5,860,964)		—	(5,860,964)

Total	$206,153,056	$960,984,709		$62,475	$1,167,200,240

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$25,995	$199,282	$206,387	$18,890	$509